OTHER LONG-LIVED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LONG-LIVED ASSETS, NET
Schedule of other long-lived assets

Other long-lived assets are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Prepaid license fee	6,515,200	6,515,200	935,850
Prepaid deposit for joint venture	—	—	—

Total	6,515,200	6,515,200	935,850